Notes Payable (Details) - Part-3 - USD ($)								1 Months Ended	3 Months Ended			12 Months Ended
	Sep. 30, 2024	Apr. 15, 2024	Feb. 26, 2024	Nov. 24, 2023	Oct. 05, 2023	Jul. 05, 2023	Jul. 03, 2023	Nov. 24, 2023	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024	Jan. 24, 2024	Jan. 02, 2024	Dec. 29, 2023	Nov. 07, 2023	May 30, 2023	Apr. 04, 2023	May 24, 2021
Notes Payable (Details) - Part-3 [Line Items]
Aggregate principal amount												$ 5,200,000				$ 5,000,000
Net sales										$ 154,480
Principal amount				$ 53,099			$ 215,000	$ 53,099	$ 250,000			$ 13,000,000
Common stock par value (in Dollars per share)									$ 0.001			$ 0.001	$ 0.001				$ 0.001				$ 0.001
Shares converted (in Shares)									610,000			610,000
Warrrants to exchange shares (in Shares)									551			551
Debt discount							164,775		$ 635,710		$ 13,393	$ 2,194,773	$ 1,533,048
Principal amount																			$ 2,000,000	$ 1,060,000
Gross proceeds					$ 3,000,000				$ 451,974
Loss on transfer			$ 208,670
Note adjusted			$ 250,000
Note repaid		$ 250,000
EvoFem Merger Agreement [Member]
Notes Payable (Details) - Part-3 [Line Items]
Weighted average cost of capital												26.70%
January 2024 Secured Notes [Member]
Notes Payable (Details) - Part-3 [Line Items]
Aggregate principal amount												$ 2,700,000
Debt discount												1,800,000
Principal amount						$ 1,000,000
September 2024 Secured Notes [Member]
Notes Payable (Details) - Part-3 [Line Items]
Debt discount												$ 1,800,000
Second Tranche Note [Member]
Notes Payable (Details) - Part-3 [Line Items]
Principal amount														$ 1,250,000
January Business Loan [Member]
Notes Payable (Details) - Part-3 [Line Items]
Principal amount															$ 5,200,000
November Business Loan [Member]
Notes Payable (Details) - Part-3 [Line Items]
Principal amount																		$ 2,700,000
Preferred Stock [Member]
Notes Payable (Details) - Part-3 [Line Items]
Shares converted (in Shares)									86,153			86,153
Securities Purchase Agreement [Member]
Notes Payable (Details) - Part-3 [Line Items]
Principal amount							$ 375,000
Gross proceeds						$ 250,000
EvoFem Merger Agreement [Member]
Notes Payable (Details) - Part-3 [Line Items]
Common stock par value (in Dollars per share)									$ 0.001			$ 0.001
EvoFem Merger Agreement [Member]
Notes Payable (Details) - Part-3 [Line Items]
Common stock par value (in Dollars per share)									0.0001			0.0001
Series E-1 Preferred Stock [Member]
Notes Payable (Details) - Part-3 [Line Items]
Common stock par value (in Dollars per share)									0.0001			0.0001
Series A-1 Preferred Stock [Member]
Notes Payable (Details) - Part-3 [Line Items]
Common stock par value (in Dollars per share)									$ 0.001			$ 0.001
Shares converted (in Shares)									2,327			2,327
Forecast [Member]
Notes Payable (Details) - Part-3 [Line Items]
Aggregate principal amount	$ 8,000,000															$ 5,000,000
Net sales	154,480
Forecast [Member] | September 2024 Secured Notes [Member]
Notes Payable (Details) - Part-3 [Line Items]
Aggregate principal amount	5,000,000
Forecast [Member] | Second Tranche Note [Member]
Notes Payable (Details) - Part-3 [Line Items]
Gross proceeds	$ 300,000